Mortgage Loans Held for Sale (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Mortgage Loans on Real Estate [Line Items]
Total mortgage loans held for sale, at fair value	$ 518,858,000	$ 218,623,951	$ 61,728,834
Conventional
Mortgage Loans on Real Estate [Line Items]
Total mortgage loans held for sale, at fair value	312,688,000	110,492,545	27,748,435
Governmental
Mortgage Loans on Real Estate [Line Items]
Total mortgage loans held for sale, at fair value	204,756,000	108,131,406	33,980,399
Non-agency jumbo
Mortgage Loans on Real Estate [Line Items]
Total mortgage loans held for sale, at fair value	$ 1,414,000